RESTATEMENT OF FINANCIAL STATEMENT (Details 3) - USD ($)		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017		Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
NET LOSS			$ (44,614)			$ (83,959)	$ (269,844)	$ (211,323)
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on acquisition
Depreciation expense
Amortization of financing costs
Changes in operating assets and liabilities:
Increase in accounts receivable								(37,500)
Decrease in inventory
Increase in prepaid expenses
Increase (decrease) in accounts payable and accrued expenses						77,063	158,686	194,095
Increase in other liabilities
Increase in uncertain tax position
Net cash provided by (used in) operating activities						(6,896)	(11,158)	(54,728)
INVESTING ACTIVITIES
Cash acquired in acquisition
Purchase of equipment
Net cash provided by Investing activities
FINANCING ACTIVITIES
Financing costs
Principal payments on capital lease obligations
Loans from (repayments to) related parties						6,566
Net cash provided by financing activities						6,566	10,743	55,143
NET INCREASE (DECREASE) IN CASH						(330)	(415)	415
CASH
Beginning of period						415	415
End of period			$ 85			85		415
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid
Income tax paid
As Filed [Member]
OPERATING ACTIVITIES
NET LOSS		$ (608,853)		1,566,921
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on acquisition				(2,435,927)
Depreciation expense				450,000
Amortization of financing costs		(10,430)		14,474
Changes in operating assets and liabilities:
Increase in accounts receivable				(143,051)
Decrease in inventory				683,457
Increase in prepaid expenses				(218,592)
Increase (decrease) in accounts payable and accrued expenses				203,512
Increase in other liabilities				(1,257)
Increase in uncertain tax position
Decrease in deferred tax liability
Net cash provided by (used in) operating activities				119,537
INVESTING ACTIVITIES
Cash acquired in acquisition				338,411
Purchase of equipment				(89,012)
Net cash provided by Investing activities				249,399
FINANCING ACTIVITIES
Financing costs				(153,947)
Principal payments on capital lease obligations				(49,516)
Loans from (repayments to) related parties				3,768
Net cash provided by financing activities				(199,695)
NET INCREASE (DECREASE) IN CASH				169,241
CASH
Beginning of period
End of period		169,241		169,241
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid				109,483
Income tax paid
Adjustment [Member]
OPERATING ACTIVITIES
NET LOSS		(240,233)		(1,902,323)
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on acquisition				2,161,646	[1]
Depreciation expense
Amortization of financing costs
Changes in operating assets and liabilities:
Increase in accounts receivable
Increase in prepaid expenses
Increase (decrease) in accounts payable and accrued expenses
Increase in other liabilities
Increase in uncertain tax position	[2]			1,000
Decrease in deferred tax liability	[2]			(260,323)
Net cash provided by (used in) operating activities
INVESTING ACTIVITIES
Cash acquired in acquisition
Purchase of equipment
Net cash provided by Investing activities
FINANCING ACTIVITIES
Financing costs
Principal payments on capital lease obligations
Loans from (repayments to) related parties
Net cash provided by financing activities
NET INCREASE (DECREASE) IN CASH
CASH
Beginning of period
End of period
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid
Income tax paid
As Restated [Member]
OPERATING ACTIVITIES
NET LOSS		(368,620)		(335,402)
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on acquisition				274,281
Depreciation expense				450,000
Amortization of financing costs		10,430		14,474
Changes in operating assets and liabilities:
Increase in accounts receivable				(143,051)
Decrease in inventory				683,457
Increase in prepaid expenses				(218,592)
Increase (decrease) in accounts payable and accrued expenses				203,512
Increase in other liabilities				(1,257)
Increase in uncertain tax position				1,000
Decrease in deferred tax liability				(260,323)
Net cash provided by (used in) operating activities				119,537
INVESTING ACTIVITIES
Cash acquired in acquisition				338,411
Purchase of equipment				89,012
Net cash provided by Investing activities				249,399
FINANCING ACTIVITIES
Financing costs				153,947
Principal payments on capital lease obligations				49,516
Loans from (repayments to) related parties				3,768
Net cash provided by financing activities				(199,695)
NET INCREASE (DECREASE) IN CASH				169,241
CASH
Beginning of period
End of period		$ 169,241		169,241
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid				109,483
Income tax paid

[1]	The Company determined the bargain purchase gain recorded upon the acquisition of Neese on March 3, 2017 excluded prepaid taxes of $103,000, deferred taxes liabilities of $2,161,646 and an uncertain tax liability of $129,000. The gain on bargain purchase was reduced by $2,161,646 from the statement of operations in the period ending June 30, 2017 and prepaid tax was increased by $103,000, the current deferred tax liability increased $91,000 and uncertain tax liability of $129,000 and non-current deferred tax liability increased $2,044,646.
[2]	The Company adjusted the impact on the tax expense (benefit) and prepaid taxes and tax liabilities for the three and six months ending June 30, 2017. The uncertain tax liability increased $1,000 and non-current deferred tax liability decreased $260,323 resulting in a tax benefit of $240,233 and $259,323 for the three and six months ending June 30, 2017, respectively. Furthermore, the loss attributable to non-controlling interest was decreased by $108,105 and $116,695 for the three and six months ending June 30, 2017, respectively.